SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
16.1 Stock options
The Group has a stock option plan (the "Plan") for its key employees, officers and consultants under which it has authorized the grant of options for the purchase of its common shares for a maximum of 10% of outstanding common shares.
The Board of Directors shall determine the stock option term, which shall be no more than 10 years. Under the terms of the plan, the exercise price of each option cannot be below the fair value of the common shares on the grant date. Unless otherwise determined by the Board of Directors, the options granted under the plan vest within four years, beginning on the first anniversary of the date of granting.
Change in Method of Settlement
As of May 6, 2021, the cash settlement option in the Company’s stock option plan was removed. As a result, the liability for share-based compensation was re-measured to fair value at May 6, 2021, with changes in fair value recognized in net earnings (loss), and the resulting fair value of $130,276,188 was transferred to contributed surplus within shareholders’ equity.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.1 Stock options (continued)

The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the outstanding options as at December 31, 2022 and 2021 and changes during the years then ended:

	2022		2021
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	9,072,149	1.82	10,375,195	1.17
Granted	558,697	6.94	294,854	21.86
Exercised(a)	(45,121)	0.93	(1,505,000)	0.93
Forfeited	(38,540)	6.91	(92,900)	6.90
Outstanding, end of year	9,547,185	2.11	9,072,149	1.82
Exercisable, end of year	7,615,432	1.25	5,054,976	1.06

a.Stock options exercised during the period had a weighted average share price of CA$3.42 at the date of exercise.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.1 Stock options (continued)
The following table summarizes the information relating to stock options outstanding:

	As at December 31, 2022
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,747,277	4.96	4,747,277
CA$0.93 (issued in 2019)	3,664,907	6.76	2,649,930
CA$6.90 (issued in 2020)	289,023	7.71	144,512
CA$15.45 (issued in 2021)	26,389	8.65	6,597
CA$23.02 (issued in 2021)	253,865	8.49	63,466
CA$13.29 (issued in 2021)	14,600	8.94	3,650
CA$6.92 (issued in 2022)	486,041	9.36	—
CA$7.05 (issued in 2022)	65,083	9.38	—
	9,547,185		7,615,432

	As at December 31, 2021
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.94	3,316,799
CA$0.93 (issued in 2019)	3,664,907	7.77	1,634,954
CA$6.90 (issued in 2020)	319,990	8.71	103,223
CA$15.45 (issued in 2021)	26,389	9.65	—
CA$23.02 (issued in 2021)	253,865	9.49	—
CA$13.29 (issued in 2021)	14,600	9.94	—
	9,072,149		5,054,976
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.1 Stock options (continued)

For share options granted during the year ended December 31, 2022, the weighted average fair value of those options at the measurement date is $1,428,004 (December 31, 2021: $2,316,320).The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the years ended December 31, 2022 and 2021:

	2022	2021
Expected dividends per share (CA$)	—	—
Exercise price (CA$)	6.94	21.86
Share price (CA$)	6.94	21.86
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	2.78%	1.16%
Expected option life (years)	7.50	7.50
The expected volatility was determined by reference to historical data of comparable companies share prices over the expected life of the stock options.
Compensation expense related to the stock options was recognized in the consolidated statement of earnings (loss) as follows:

	2022	2021
	$	$
Administrative expenses	8,296,836	56,461,189
Selling expenses	2,765,645	14,332,574
	11,062,481	70,793,763
For the year ended December 31, 2021, compensation expense related to stock options amounting to $56,150,430 increased the fair value of the share-based compensation liability up to May 6, 2021 (before being transferred to contributed surplus on May 6, 2021), and an amount of $14,643,333 was recorded directly in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.
16.2 Restricted share units
In June 2021, the Company approved a restricted share unit (“RSU”) plan for officers and other key employees of the Group. A RSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.2 Restricted share units (continued)
All RSUs vest within a maximum three-year vesting period and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares issued from treasury or purchased on the open market, at the Company's option. RSUs are expected to be settled in common shares purchased on the open market.
Compensation cost for RSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2022		2021
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	36,247	18.59	—	—
Granted	276,584	6.93	36,247	18.59
Forfeited	(15,173)	6.92	—	—
Outstanding, end of year	297,658	8.35	36,247	18.59
Vested, end of year	—	—	—	—

All RSUs have an average remaining contractual life of approximately 1.9 years as at December 31, 2022 (December 31, 2021 : 2.9 years).
Compensation expense related to the RSUs was recognized in the consolidated statement of earnings (loss) as follows:

	2022	2021
	$	$
Administrative expenses	399,812	47,720
Selling expenses	123,063	30,141
	522,875	77,861
The corresponding increase is recorded in contributed surplus. When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.
16 - SHARE-BASED COMPENSATION (CONTINUED)
16.3 Deferred share units
In June 2021, the Company approved a deferred share unit (“DSU”) plan for officers and other key employees of the Group. A DSU represents the right of an individual to receive one common share of the Company on the vesting date without any monetary consideration being paid to the Company.
All DSUs vest on the date of the grant, except otherwise determined by the Board of Directors, and they can be settled in cash based on the Company’s share price on the vesting date, through the delivery of common shares issued from treasury or purchased on the open market, at the Company's option or a combination of both.
Compensation cost for DSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2022		2021
	Number of deferred share units	Weighted average exercise Price	Number of deferred share units	Weighted average exercise Price
		CA$		CA$
Outstanding, beginning of year	18,755	14.07	—	—
Granted	284,362	3.65	18,755	14.07
Cash settled	(2,026)	14.07	—	—
Outstanding, end of year	301,091	4.23	18,755	14.07
Vested, end of year	301,091	4.23	18,755	14.07
Compensation expense related to the DSUs was recognized in administrative expenses in the statement of consolidated earnings (loss) as follows with a corresponding increase in contributed surplus:

	2022	2021
	$	$
Administrative expenses	776,714	209,423
When the underlying shares are issued, the amounts previously credited to contributed surplus are transferred to share capital.